Carl A. Algermissen
Vice President and
Associate Counsel

August 6, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:       Registration Statement on Form N-14 for Oppenheimer Capital Appreciation Fund; Proxy Materials
                   for Oppenheimer Enterprise Fund

To the Securities and Exchange Commission:

         Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration Statement on Form N-14 (the "Registration Statement") of
Oppenheimer Capital Appreciation Fund (the "Registrant"), an open-end investment company.  The Registration
Statement will register shares of the Registrant to be issued in the reorganization ("merger") of that open-end investment company with Oppenheimer Enterprise Fund ("Enterprise Fund"), also an open-end investment company.
The Registrant and Enterprise Fund have the same investment adviser (OppenheimerFunds, Inc.).

         As stated on the facing sheet of the Registration Statement, it is expected that the Registration
Statement will become effective on September 6, 2007. The solicitation of Oppenheimer Enterprise Fund shareholders is expected to commence shortly thereafter.

         In accordance with the general instructions to Form N-14, the preliminary proxy material which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended.  No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  In accordance with the instructions to Item 14(2) of Form N-14, pro forma financials for the Registrant that reflect the effect of the proposed reorganization are not required.

         The Agreement and Plan of Reorganization filed herewith as Exhibit A to the Proxy Statement and
Prospectus and the disclosure in the Proxy Statement and Prospectus concerning the reorganization of Registrant and Enterprise Fund closely follow the corresponding disclosure in other registration statements recently filed on Form N-14 in connection with the reorganizations of several Oppenheimer funds with other Oppenheimer funds, such as the Registration Statement on Form N-14 of Oppenheimer Champion Income Fund (333-16494, July 24, 2006).

         The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

                           Randy Legg, Esq.
                           Vice President and Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           6803 South Tucson Way
                           Centennial, CO 80112-3924
                           303.768.1026
                           rlegg@oppenheimerfunds.com

         Thank you for your assistance.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------------
Carl A. Algermissen
Vice President and Associate Counsel
Tel.: 303.768.2486
Fax: 303.768.3019
calgermissen@oppenheimerfunds.com

cc:      Vincent DiStefano, Securities and Exchange Commission
         Mayer, Brown, Rowe & Maw LLP
         KPMG LLP
         Gloria LaFond